UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F Cover Page
Report for the Calendar year or Quarter ended: June 30, 2001
Check here if Amendment[  ]; Amendment Number:

This Amendment (Check only one: [  ] is a restatement
                                       [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:               Pillar Capital Advisors, LLC
Address:            584 South State Street
                    Orem, UT 84058

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on behalf of Reporting Manager:

Name:             Zubin J. Bomanshaw
Title:                Operations
Phone:            801-224-8600

Signature, Place, and Date of Signing

Zubin J. Bomanshaw,     Orem, UT     July 18, 2001

Report Type (Check only one):

[X] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager: None

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 32

Form 13F Information Table Value Total: $72,293,313

                                         Form 13 F Information Table
Name of Issuer                 Class  Cusip   (X$1000) PRN AMT  PRN DSCRETN AUTHORITY
-------------------------------------------------------------------------------------
ALBANY MOLECULAR RESH INC	COM    012423109   1333    35080   SH  SOLE SOLE
AMERICAN PWR CONVERSION CORP    COM    029066107   1828   116090   SH  SOLE SOLE
ARTESYN TECHNOLOGIES            COM    043127109   2398   185925   SH  SOLE SOLE
BARRA INC                       COM    068313105    287     7335   SH  SOLE SOLE
BMC SOFTWARE INC                COM    055921100   4570   202755   SH  SOLE SOLE
COGNEX CORP                     COM    192422103   2153    63600   SH  SOLE SOLE
DOLLAR TREE STORES INC          COM    256747106    198    14186   SH  SOLE SOLE
DOUBLECLICK INC                 COM    258609304    169    14636   SH  SOLE SOLE
HEWLETT PACKARD CO              COM    428236103    761    26592   SH  SOLE SOLE
HENRY JACK & ASSOC INC          COM    426281101    408    13150   SH  SOLE SOLE
JDS UNIPHASE CORP               COM    46612J101    357    28575   SH  SOLE SOLE
KRONOS INC                      COM    501052104   9583   234027   SH  SOLE SOLE
LINEAR TECHNOLOGY CORP          COM    535678106   4259    96330   SH  SOLE SOLE
MACROVISION CORP                COM    555904101    249     3640   SH  SOLE SOLE
MARRIOTT INTL INC NEW           CL  A  571903202    388     8200   SH  SOLE SOLE
MEDIA ARTS GROUP INC            COM    58493C102    636   253200   SH  SOLE SOLE
MICREL INC                      COM    594793101   1471    44583   SH  SOLE SOLE
MITY ENTERPRISES INC            COM    606850105   3291   406280   SH  SOLE SOLE
MOBILE MINI INC                 COM    60740F105    325     9845   SH  SOLE SOLE
NATURES SUNSHINE PRODUCTS INC   COM    639027101   1587   134173   SH  SOLE SOLE
NUCOR CORP                      COM    670346105    489    10000   SH  SOLE SOLE
PEREGRINE SYSTEMS INC           COM    71366Q101   4217   145425   SH  SOLE SOLE
PFIZER INC                      COM    717081103   2160    53930   SH  SOLE SOLE
PRE PAID LEGAL SVCS INC         COM    740065107   5005   227503   SH  SOLE SOLE
ROGERS CORP                     COM    775133101   8807   332325   SH  SOLE SOLE
SANMINA CORP                    COM    800907107   3306   141236   SH  SOLE SOLE
SKYWEST INC                     COM    830879102   8828   315285   SH  SOLE SOLE
TENFOLD CORP                    COM    88033A103     27    62476   SH  SOLE SOLE
XILINX INC			COM    983919101    385    10965   SH  SOLE SOLE
ZIONS BANCORPORATION            COM    989701107    213     3608   SH  SOLE SOLE